Risk Management (Details) - Schedule of levels of basic capital and effective net equity - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Schedule of levels of basic capital and effective net equity [Abstract]
Basic capital	$ 3,567,916	$ 3,390,823
Basic capital	6.69%	6.96%
Regulatory capital	$ 5,143,843	$ 4,304,401
Regulatory capital	15.37%	12.86%